ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

12.    ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2022	2023

	(HK$ in thousands)
Current:
Accrued payroll and welfare expenses	868,646	1,175,838
Tax payables	267,619	327,623
Payables to corporate clients in relation to ESOP management services (1)	314,385	166,879
Accrued advertising and promotion fee	72,137	80,655
Temporary payables in relation to fund distribution services	18,725	45,523
Stamp duty, trading levy and trading fee payables	26,597	31,209
Accrued processing and servicing costs	30,462	34,977
Accrued professional services fee	31,083	15,958
Payables in relation to acquisition	19,196	1,660
Others	57,309	58,682
Total	1,706,159	1,939,004
Non-current:
Deferred tax liabilities (Note 25)	7,414	6,326
Others	6,206	5,857
Total	13,620	12,183
(1)

Payables to corporate clients in relation to ESOP management services mainly consist of exercise payment of share options and related withholding tax. These payables are usually expected to be settled within one year.